Annual Total Returns - Fidelity Flex® Real Estate Fund [BarChart] - 07.31 Fidelity Flex Real Estate Fund PRO-09 - Fidelity Flex® Real Estate Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 08, 2017
Fidelity Flex Real Estate Fund-Default
Bar Chart Table:
Annual Return 2018	(3.91%)
Annual Return 2019	26.19%
Annual Return 2020	(9.05%)